Investment Securities	12 Months Ended
Sep. 30, 2013
Investments, Debt and Equity Securities [Abstract]
Investment Securities
    INVESTMENT SECURITIES

September 30,	2013
	Amortized Cost	Gross Unrealized		Fair Value	Yield
		Gains	Losses
	(In thousands)
Available-for-sale securities
U.S. government and agency securities due
1 to 5 years	61,002	3,393	(252)	64,143	1.98%
5 to 10 years	129,219	—	(1,547)	127,672	0.86%
Over 10 years	344,571	—	(2,411)	342,160	0.93%
Equity Securities
1 to 5 years	500	11	—	511	2.17%
5 to 10 years	100,000	726	—	100,726	1.80%
Corporate bonds due
Within 1 year	19,500	3	—	19,503	0.49%
1 to 5 years	317,190	1,980	(130)	319,040	0.75%
5 to 10 years	113,060	1,180	(768)	113,472	1.53%
Municipal bonds due
Over 10 years	20,422	2,123	—	22,545	6.45%
Mortgage-backed securities
Agency pass-through certificates	1,245,400	10,270	(4,494)	1,251,176	2.18%
	2,350,864	19,686	(9,602)	2,360,948	1.70%
Held-to-maturity securities
Mortgage-backed securities
Agency pass-through certificates	1,654,666	3,387	(75,204)	1,582,849	3.14%
	1,654,666	3,387	(75,204)	1,582,849	3.14%
	$4,005,530	$23,073	$(84,806)	$3,943,797	2.30%

September 30,	2012
	Amortized Cost	Gross Unrealized		Fair Value	Yield
		Gains	Losses
	(In thousands)
Available-for-sale securities
U.S. government and agency securities due
Within 1 year	$19,999	$42	$(6)	$20,035	0.57%
1 to 5 years	—	—	—	—	—%
5 to 10 years	59,300	4,225	—	63,525	2.21%
Over 10 years	100,000	—	—	100,000	1.05%
Corporate bonds due
1 to 5 years	336,340	2,810	(61)	339,089	0.91%
5 to 10 years	62,919	1,324	(7)	64,236	2.73%
Municipal bonds due
Over 10 years	20,442	4,402	—	24,844	6.45%
Mortgage-backed securities
Agency pass-through certificates	1,161,668	9,358	(1,050)	1,169,976	2.28%
	1,760,668	22,161	(1,124)	1,781,705	1.99%
Held-to-maturity securities
Tax-exempt municipal bonds due
Within 1 year	795	7		802	5.80%
Mortgage-backed securities
Agency pass-through certificates	1,190,692	25,729	—	1,216,421	3.10%
	1,191,487	25,736	—	1,217,223	3.10%
	$2,952,155	$47,897	$(1,124)	$2,998,928	2.44%

There were $43,198,000 of available-for-sale securities that were sold in 2013, resulting in a gain of $0. These securities were acquired from South Valley and sold on the same day. There were $2,257,913,000 of available-for-sale securities that were sold in 2012, resulting in a net gain of $95,234,000. There were $131,361,000 of available-for-sale securities that were sold in 2011, resulting in a net gain of $8,147,000.

Substantially all mortgage-backed securities have contractual due dates that exceed twenty-five years.

The following table shows the unrealized gross losses and fair value of securities at September 30, 2013, by length of time that individual securities in each category have been in a continuous loss position. The Company had $190 million securities in a continuous loss position for 12 or more months at September 30, 2013, which consisted of corporate bonds, U.S. government and agency securities, and mortgage-backed securities. Management believes that the declines in fair value of these investments are not an other than temporary impairment.

As of September 30,	2013
	Less than 12 months		12 months or more		Total
	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value
	(In thousands)
Corporate Bonds	$(660)	$52,434	$(238)	$9,763	$(898)	$62,197
U.S. agency securities	(4,144)	309,109	(66)	14,091	(4,210)	323,200
Agency pass-through certificates	(78,291)	1,703,948	(1,407)	166,503	(79,698)	1,870,451
	$(83,095)	$2,065,491	$(1,711)	$190,357	$(84,806)	$2,255,848